Revenue (Tables)	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table contains a breakdown of the Company's revenue by contract type for the three and six months ended June 30, 2020 and June 30, 2019. All revenue is part of the Company's tanker segment, except for revenue for the non-US portion of the ship-to-ship support services and LNG terminal management, consultancy, procurement, and other related services, which are part of the Company's ship-to-ship transfer segment. The Company’s lease income consists of the revenue from its voyage charters and time-charters.

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Voyage charter revenues
Suezmax	93,985	87,001	251,705	189,009
Aframax	59,369	48,889	131,833	115,136
LR2	27,873	26,325	76,659	61,952
Full service lightering	26,699	29,280	65,207	47,475
Total	207,926	191,495	525,404	413,572

Time-charter revenues
Suezmax	31,000	1,496	46,567	3,069
Aframax	2,158	—	2,158	1,837
LR2	1,828	—	1,828	—
Total	34,986	1,496	50,553	4,906

Other revenues
Ship-to-ship support services	1,123	8,222	7,842	13,161
Commercial management	1,848	2,090	4,201	4,326
LNG terminal management, consultancy, procurement and other	609	3,704	392	9,203
Total	3,580	14,016	12,435	26,690

Total revenues	246,492	207,007	588,392	445,168